Related parties	12 Months Ended
Dec. 31, 2019
Related parties
Related parties

Note 27 - Related parties

Zealand has no related parties with controlling interest.

Zealand’s other related parties comprise the Company’s Board of Directors and Corporate Management.

Remuneration to the Board of Directors and Corporate Management is disclosed in note 6.

No further transactions with related parties were conducted during the year.

Ownership

The following shareholders are registered in Zealand’s register of shareholders as owning minimum 5% of the voting rights or minimum 5% of the share capital  (1 share equals 1 vote) at March 12, 2020:

• Van Herk Investments, Rotterdam, Netherlands
• Sunstone Capital A/S, Copenhagen, Denmark
• Wellington Management Company LLP, Boston, U.S.